NOTES PAYABLE (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Notes date September 15 and October 15, 2009 [Member]	Dec. 31, 2011 Notes date September 15 and October 15, 2009 [Member]	Oct. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Sep. 15, 2009 Notes date September 15 and October 15, 2009 [Member]	Dec. 16, 2011 Convertible Note dated March 31, 2011 [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Sep. 30, 2012 Convertible Note dated March 31, 2011 [Member]	Mar. 31, 2011 Convertible Note dated March 31, 2011 [Member]	Sep. 30, 2012 Convertible Note dated March 31, 2011 [Member] Amdendment [Member] First, Principal Payment [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member] Amdendment [Member] First, Principal Payment [Member]	Dec. 31, 2011 Convertible Note dated March 31, 2011 [Member] Amdendment [Member] Second, Principal Payment [Member]	Jan. 25, 2011 Note dated January 25, 2011 [Member]	Sep. 30, 2012 Note dated January 25, 2011 [Member]	Dec. 31, 2011 Note dated January 25, 2011 [Member]	Sep. 30, 2012 Note dated March 30, 2011 [Member]	Dec. 31, 2011 Note dated March 30, 2011 [Member]	Mar. 30, 2011 Note dated March 30, 2011 [Member]	Sep. 30, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Apr. 13, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Mar. 22, 2012 Note dated March 22, 2012 and April 13, 2012 [Member]	Dec. 31, 2011 Note dated March 22, 2012 and April 13, 2012 [Member]	Sep. 30, 2012 Note dated June 20, 2012 [Member]	Jun. 30, 2012 Note dated June 20, 2012 [Member]	Dec. 31, 2011 Note dated June 20, 2012 [Member]
Debt Instrument [Line Items]
Notes payable	$ 623,000		$ 602,000			$ 25,000	$ 10,000	$ 15,000		$ 87,000	$ 77,000	$ 237,000				$ 140,000	$ 140,000	$ 140,000	$ 350,000	$ 350,000	$ 350,000	$ 50,000	$ 25,000	$ 25,000		$ 6,000	$ 6,000
Notes payable interest rate							10.00%	10.00%				9.00%				12.00%					4.00%		15.00%	15.00%			15.00%
Note maturity date														May 01, 2012	Jan. 01, 2013	Jul. 01, 2013
Payments on borrowings	35,000	458,275	50,000							50,000			10,000
Repayment of notes payable with convertible notes										100,000
Convertible notes issued in exchange for portion of Convertible Notes									115,000
Debt instrument maturity value														$ 50,000	$ 37,000